Class I Prospectus | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS I
PNC MULTI-FACTOR SMALL CAP VALUE FUND

Supplement dated March 31, 2015 to

PNC Equity Funds Class I Shares Prospectus

dated September 29, 2014

PNC Multi-Factor Small Cap Core Fund

PNC Multi-Factor Small Cap Growth Fund

PNC Multi-Factor Small Cap Value Fund

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Effective March 31, 2015, the section entitled “Fund Fees and Expenses” for each of the PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund and PNC Multi-Factor Small Cap Value Fund, respectively, in the PNC Equity Funds Class I Shares Prospectus is deleted in its entirety and replaced with the following:

With respect to the PNC Multi-Factor Small Cap Value Fund, on page 24:

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class I Prospectus PNC MULTI-FACTOR SMALL CAP VALUE FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Prospectus PNC MULTI-FACTOR SMALL CAP VALUE FUND CLASS I
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		0.68%
Total Annual Fund Operating Expenses		1.58%
Fee Waiver and Expense Reimbursement	[1]	0.73%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.85%
[1]	The Fund's investment adviser (the "Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.85%, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through March 30, 2016, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived or reimbursed by the Adviser and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit that was in effect at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement is reflected only in the one year period below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Prospectus PNC MULTI-FACTOR SMALL CAP VALUE FUND CLASS I	87	427	791	1,816

*** Please contact PNC Funds at 1-800-622-FUND (3863) for more information. INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE